AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2011
AMOUNTS DUE FROM RELATED COMPANIES
NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:
	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Jinong High-Tech Agriculture Model Park, Inc.	118	116
Xi'an Ding Tian Investment Holding Group Ltd	-	4
Total	118	120

 These related companies are directly or indirectly owned and controlled by Tao Li, the Chairman of the Company. The Company provided short-term financing to these parties. The balance due from Xi'an Ding Tian Investment Holding Group Ltd as of September 30, 2010 was paid off in December 2010.